Royce ISI Prospectus | Royce Pennsylvania Mutual Fund
Royce Pennsylvania Mutual Fund
Investment Goal
Royce Pennsylvania Mutual Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Pennsylvania Mutual Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Pennsylvania Mutual Fund	Investment Class	Service Class	Institutional Class
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.25%	none
Other expenses	0.15%	0.27%	0.06%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	0.90%	1.27%	0.81%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Pennsylvania Mutual Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	92	287	498	1,108
Service Class	129	403	697	1,534
Institutional Class	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on November 8, 2005. Performance information prior to November 8, 2005 is for the Investment Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the classes have different expenses because all Classes invest in the same portfolio of securities (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to November 8, 2005 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.11% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Pennsylvania Mutual Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	23.86%	5.36%	10.23%
Investment Class After Taxes on Distributions	23.77%	4.71%	9.36%
Investment Class After Taxes on Distributions and Sales	15.62%	4.48%	8.80%
Service Class	23.80%	5.20%	10.13%

The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Heritage Fund
Royce Heritage Fund
Investment Goal
Royce Heritage Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Heritage Fund (USD $)	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none
Annual Trustee's Fee - applies only to GiftShare Accounts	50	50	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Heritage Fund		Investment Class		Service Class	Institutional Class
Management fees		1.00%		1.00%	1.00%
Distribution (12b-1) fees		none		0.25%	none
Other expenses		0.25%		0.22%	0.22%
Acquired fund fees and expenses		0.04%		0.04%	0.04%
Total annual Fund operating expenses		1.29%		1.51%	1.26%
Fee waivers and/or expense reimbursements		(0.01%)	[1]	none	(0.18%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.28%		1.51%	1.08%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Institutional Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.04%, respectively, through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Heritage Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	130	408	707	1,556
Service Class	154	477	824	1,802
Institutional Class	110	382	674	1,507

(Exclusive of $50 annual trustee's fee per GiftShare Account.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to March 15, 2007 is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 29.02% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.91% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Heritage Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	27.71%	9.03%	10.53%
Service Class	27.50%	8.91%	10.46%
Service Class After Taxes on Distributions	27.06%	7.80%	9.13%
Service Class After Taxes on Distributions and Sales	18.45%	7.25%	8.67%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Total Return Fund
Royce Total Return Fund
Investment Goals
Royce Total Return Fund's investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Total Return Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Total Return Fund		Investment Class	Service Class	Institutional Class
Management fees		0.97%	0.97%	0.97%
Distribution (12b-1) fees		none	0.25%	none
Other expenses		0.17%	0.20%	0.04%
Acquired fund fees and expenses		0.03%	0.03%	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[1]	1.17%	1.45%	1.04%
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Total Return Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	119	372	644	1,420
Service Class	148	459	792	1,735
Institutional Class	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,400 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on January 3, 2002, and the Institutional Class commenced operations on March 4, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to January 3, 2002 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 17.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.16% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Total Return Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	23.47%	4.70%	8.91%
Investment Class After Taxes on Distributions	23.22%	4.09%	8.29%
Investment Class After Taxes on Distributions and Sales	15.52%	3.95%	7.73%
Service Class	23.11%	4.55%	8.77%
Institutional Class	23.56%	4.81%	9.01%

The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Dividend Value Fund
Royce Dividend Value Fund
Investment Goals
Royce Dividend Value Fund's investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Dividend Value Fund	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fee	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Dividend Value Fund		Investment Class	Service Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.38%	0.31%
Acquired fund fees and expenses		0.02%	0.02%
Total annual Fund operating expenses		1.40%	1.58%
Fee waivers and/or expense reimbursements	[1]	(0.14%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.26%	1.51%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.49%, respectively, through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Dividend Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	128	429	752	1,668
Service Class	154	492	854	1,872

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalization up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,800 micro-cap, small-cap and mid-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.
Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Investment Class commenced operations on September 14, 2007. Performance information prior to that date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Dividend Value Fund				May 03, 2004
Royce Dividend Value Fund Russell 2000 Index	26.86%	4.47%	6.40%
Royce Dividend Value Fund Investment Class	30.46%	8.23%	9.23%
Royce Dividend Value Fund Service Class	30.11%	8.03%	9.08%
Royce Dividend Value Fund Service Class After Taxes on Distributions	29.78%	7.06%	8.30%
Royce Dividend Value Fund Service Class After Taxes on Distributions and Sales	19.92%	6.65%	7.70%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Premier Fund
Royce Premier Fund
Investment Goal
Royce Premier Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Premier Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Premier Fund	Investment Class	Service Class	Institutional Class
Management fees	0.95%	0.95%	0.95%
Distribution (12b-1) fees	none	0.25%	none
Other expenses	0.17%	0.19%	0.04%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.12%	1.39%	0.99%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Premier Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	114	356	617	1,363
Service Class	142	440	761	1,669
Institutional Class	101	315	547	1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers "premier"-those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on September 3, 2002, and the Institutional Class commenced operations on September 17, 2002. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to September 3, 2002 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 21.96% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.95% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Premier Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	26.46%	8.19%	11.57%
Investment Class After Taxes on Distributions	26.21%	7.46%	10.88%
Investment Class After Taxes on Distributions and Sales	17.53%	6.91%	10.13%
Service Class	26.22%	7.96%	11.40%
Institutional Class	26.62%	8.30%	11.66%

The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Special Equity Fund
Royce Special Equity Fund
Investment Goal
Royce Special Equity Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Special Equity Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Special Equity Fund	Investment Class	Service Class		Institutional Class
Management fees	1.00%	1.00%		1.00%
Distribution (12b-1) fees	none	0.25%		none
Other expenses	0.16%	0.23%		0.04%
Total annual Fund operating expenses	1.16%	1.48%		1.04%
Fee waivers and/or expense reimbursements	none	(0.09%)	[1]	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.16%	1.39%		1.04%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses at or below 1.39% through April 30, 2012.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Special Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	118	368	638	1,409
Service Class	142	459	799	1,761
Institutional Class	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund's assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on July 25, 2003, and the Service Class commenced operations on October 2, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to October 2, 2003 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -14.91% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Special Equity Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	19.61%	8.07%	12.33%
Investment Class After Taxes on Distributions	19.56%	7.19%	11.66%
Investment Class After Taxes on Distributions and Sales	12.82%	6.81%	10.91%
Service Class	19.33%	7.85%	12.16%
Institutional Class	19.69%	8.15%	12.38%

The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Value Fund
Royce Value Fund
Investment Goal
Royce Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Value Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Value Fund	Investment Class	Service Class	Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	none	0.25%	none
Other expenses	0.16%	0.21%	0.04%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.16%	1.46%	1.04%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	118	368	638	1,409
Service Class	149	462	797	1,746
Institutional Class	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on June 1, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.83% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.16% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Value Fund				Jun. 14, 2001
Royce Value Fund Russell 2000 Index	26.86%	4.47%	6.30%
Royce Value Fund Investment Class	25.42%	7.78%	12.74%
Royce Value Fund Service Class	24.97%	7.59%	12.63%
Royce Value Fund Service Class After Taxes on Distributions	24.96%	7.13%	11.96%
Royce Value Fund Service Class After Taxes on Distributions and Sales	16.25%	6.38%	10.94%
Royce Value Fund Institutional Class	25.52%	7.88%	12.79%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce 100 Fund
Royce 100 Fund
Investment Goal
Royce 100 Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce 100 Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce 100 Fund	Investment Class	Service Class		Institutional Class
Management fees	1.00%	1.00%		1.00%
Distribution (12b-1) fees	none	0.25%		none
Other expenses	0.17%	0.25%		0.25%
Total annual Fund operating expenses	1.17%	1.50%		1.25%
Fee waivers and/or expense reimbursements	none	(0.01%)	[1]	(0.21%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.17%	1.49%		1.04%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes' net annual operating expenses at or below 1.49% and 1.04%, respectively, through April 30, 2012.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce 100 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	119	372	644	1,420
Service Class	152	473	818	1,790
Institutional Class	106	376	666	1,493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 "outstanding" micro-cap, small-cap and/or mid-cap companies-those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to March 15, 2007 is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 23.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.85% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce 100 Fund				Jun. 30, 2003
Royce 100 Fund Russell 2000 Index	26.86%	4.47%	9.11%
Royce 100 Fund Investment Class	25.06%	8.42%	12.52%
Royce 100 Fund Service Class	24.77%	8.29%	12.43%
Royce 100 Fund Service Class After Taxes on Distributions	24.56%	7.73%	11.74%
Royce 100 Fund Service Class After Taxes on Distributions and Sales	16.37%	7.00%	10.72%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Focus Value Fund
Royce Focus Value Fund
Investment Goal
Royce Focus Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Focus Value Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Focus Value Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		0.70%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses		1.96%
Fee waivers and/or expense reimbursements	[1]	(0.46%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.50%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Focus Value Fund Service Class	153	571	1,015	2,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Focus Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -10.74% (quarter ended 6/30/10).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Focus Value Fund			Feb. 27, 2009
Royce Focus Value Fund Russell 2500 Index	26.71%	49.55%
Royce Focus Value Fund Service Class	15.16%	36.15%
Royce Focus Value Fund Service Class After Taxes on Distributions	14.60%	35.07%
Royce Focus Value Fund Service Class After Taxes on Distributions and Sales	10.40%	30.80%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Partners Fund
Royce Partners Fund
Investment Goal
Royce Partners Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Partners Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Partners Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		2.47%
Acquired fund fees and expenses		0.04%
Total annual Fund operating expenses		3.76%
Fee waivers and/or expense reimbursements	[1]	(2.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.53%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2012 and at or below 1.99% through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Partners Fund Service Class	156	588	1,047	2,319

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Partners Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -9.91% (quarter ended 6/30/10).
ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Partners Fund			Apr. 27, 2009
Royce Partners Fund Russell 2500 Index	26.71%	38.30%
Royce Partners Fund Service Class	18.74%	20.76%
Royce Partners Fund Service Class After Taxes on Distributions	17.59%	20.06%
Royce Partners Fund Service Class After Taxes on Distributions and Sales	12.75%	17.54%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund
Royce Special Equity Multi-Cap Fund
Investment Goal
Royce Special Equity Multi-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Special Equity Multi-Cap Fund	Service Class	Investment Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Special Equity Multi-Cap Fund		Service Class		Investment Class		Institutional Class
Management fees		1.00%		1.00%		1.00%
Distribution (12b-1) fees		0.25%		none		none
Other expenses		0.27%		0.27%		0.27%
Total annual Fund operating expenses		1.52%		1.27%		1.27%
Fee waivers and/or expense reimbursements		(0.13%)	[1]	(0.03%)	[2]	(0.23%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[3]	1.39%		1.24%		1.04%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.39% through April 30, 2014.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Institutional Classes' net annual operating expenses at or below 1.24% and 1.04%, respectively, through April 30, 2015.
[3]	Expenses have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Special Equity Multi-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Service Class	142	440
Investment Class	126	393
Institutional Class	106	331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund's assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
The Fund's intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Low-Priced Stock Fund
Royce Low-Priced Stock Fund
Investment Goal
Royce Low-Priced Stock Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Low-Priced Stock Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Low-Priced Stock Fund		Investment Class		Service Class		Institutional Class
Management fees		1.13%		1.13%		1.13%
Distribution (12b-1) fees		none		0.25%		none
Other expenses		0.13%		0.22%		0.05%
Acquired fund fees and expenses		0.04%		0.04%		0.04%
Total annual Fund operating expenses		1.30%		1.64%		1.22%
Fee waivers and/or expense reimbursements		(0.02%)	[1]	(0.11%)	[1]	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.28%		1.53%		1.22%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.49%, respectively, through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Low-Priced Stock Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	130	410	711	1,566
Service Class	156	507	881	1,934
Institutional Class	124	387	670	1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund's portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of low-priced, small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on January 3, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -25.89% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Low-Priced Stock Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	31.77%	9.72%	11.57%
Service Class	31.49%	9.50%	11.45%
Service Class After Taxes on Distributions	31.26%	8.45%	10.71%
Service Class After Taxes on Distributions and Sales	20.76%	7.93%	10.03%
Institutional Class	31.82%	9.80%	11.61%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Opportunity Fund
Royce Opportunity Fund
Investment Goal
Royce Opportunity Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Opportunity Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Opportunity Fund		Investment Class	Service Class	Institutional Class
Management fees		1.00%	1.00%	1.00%
Distribution (12b-1) fees		none	0.25%	none
Other expenses		0.17%	0.21%	0.04%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[1]	1.18%	1.47%	1.05%
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	120	375	649	1,432
Service Class	150	465	803	1,757
Institutional Class	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
The Fund's opportunistic value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on May 22, 2000, and the Institutional Class commenced operations on December 12, 2001. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to May 22, 2000 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 36.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.30% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Opportunity Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	33.78%	6.50%	11.00%
Investment Class After Taxes on Distributions	33.78%	5.40%	9.93%
Investment Class After Taxes on Distributions and Sales	21.95%	5.34%	9.52%
Service Class	33.41%	6.28%	10.77%
Institutional Class	34.07%	6.63%	11.10%

The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Value Plus Fund
Royce Value Plus Fund
Investment Goal
Royce Value Plus Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Value Plus Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Value Plus Fund	Investment Class	Service Class	Institutional Class
Management fees	0.98%	0.98%	0.98%
Distribution (12b-1) fees	none	0.25%	none
Other expenses	0.10%	0.21%	0.06%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.08%	1.44%	1.04%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Value Plus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	110	343	595	1,317
Service Class	147	456	787	1,724
Institutional Class	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce's value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.
Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on May 10, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -28.98% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Value Plus Fund				Jun. 14, 2001
Royce Value Plus Fund Russell 2000 Index	26.86%	4.47%	6.30%
Royce Value Plus Fund Investment Class	20.25%	4.48%	13.56%
Royce Value Plus Fund Service Class	19.70%	4.21%	13.40%
Royce Value Plus Fund Service Class After Taxes on Distributions	19.66%	3.72%	12.68%
Royce Value Plus Fund Service Class After Taxes on Distributions and Sales	12.87%	3.40%	11.63%
Royce Value Plus Fund Institutional Class	20.25%	4.52%	13.57%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Micro-Cap Fund
Royce Micro-Cap Fund
Investment Goal
Royce Micro-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Micro-Cap Fund	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fee	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Micro-Cap Fund		Investment Class	Service Class
Management fees		1.30%	1.30%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.20%	0.23%
Acquired fund fees and expenses		0.04%	0.04%
Total annual Fund operating expenses		1.54%	1.82%
Fee waivers and/or expense reimbursements		none	(0.12%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.54%	1.70%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.66% through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Micro-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	157	486	839	1,834
Service Class	173	561	974	2,127

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. The Service Class commenced operations on August 20, 2002. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns prior to August 20, 2002 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.69% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.46% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Micro-Cap Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Russell Microcap Index	28.89%	1.19%	7.38%
Investment Class	30.06%	9.39%	12.64%
Investment Class After Taxes on Distributions	29.65%	7.88%	11.38%
Investment Class After Taxes on Distributions and Sales	19.78%	7.54%	10.82%
Service Class	29.85%	9.22%	12.53%

The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Discovery Fund
Royce Discovery Fund
Investment Goal
Royce Discovery Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Discovery Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Discovery Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		1.79%
Total annual Fund operating expenses		3.04%
Fee waivers and/or expense reimbursements	[1]	(1.55%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any		1.49%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.49% through April 30, 2012 and at or below 1.99% through April 30, 2021.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Discovery Fund Service Class	152	576	1,026	2,277

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap companies with stock market capitalizations up to $500 million. Royce's proprietary model for the Fund uses quantitative fundamental factors to make purchase and sale recommendations for the Fund's portfolio. Such model-generated recommendations are then evaluated by the Fund's portfolio managers using both quantitative and qualitative portfolio analysis before investment decisions are implemented by the Fund's portfolio managers. The model and the Fund's portfolio managers use Royce's value approach, focusing on such factors as balance sheet quality, cash flow levels and various other measures of a company's profitability.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The Fund is dependent on Royce for its success, and Royce in turn relies on both its proprietary model and the Fund's portfolio managers. To the extent that the market for micro-cap securities does not reward those factors utilized by the model, the performance of the Fund may be negatively affected.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.25% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.49% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Discovery Fund				Oct. 03, 2003
Royce Discovery Fund Russell Microcap Index	28.89%	1.19%	4.60%
Royce Discovery Fund Service Class	19.63%	1.12%	5.46%
Royce Discovery Fund Service Class After Taxes on Distributions	19.63%	0.21%	4.48%
Royce Discovery Fund Service Class After Taxes on Distributions and Sales	12.76%	0.71%	4.42%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce SMid-Cap Value Fund
Royce SMid-Cap Value Fund
Investment Goal
Royce SMid-Cap Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce SMid-Cap Value Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce SMid-Cap Value Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		1.15%
Total annual Fund operating expenses		2.40%
Fee waivers and/or expense reimbursements	[1]	(0.91%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any		1.49%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.49% through April 30, 2012 and at or below 1.99% through April 30, 2021.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce SMid-Cap Value Fund Service Class	152	576	1,026	2,277

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and mid-cap companies with market capitalizations from $500 million to $10 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects.
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.27% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.36% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce SMid-Cap Value Fund			Sep. 28, 2007
Royce SMid-Cap Value Fund Russell 2500 Index	26.71%	0.91%
Royce SMid-Cap Value Fund Service Class	25.99%	4.36%
Royce SMid-Cap Value Fund Service Class After Taxes on Distributions	25.99%	4.32%
Royce SMid-Cap Value Fund Service Class After Taxes on Distributions and Sales	16.89%	3.71%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Mid-Cap Fund
Royce Mid-Cap Fund
Investment Goal
Royce Mid-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Mid-Cap Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Mid-Cap Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		1.39%
Total annual Fund operating expenses		2.64%
Fee waivers and/or expense reimbursements	[1]	(1.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any		1.49%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.49% through April 30, 2013 and at or below 1.99% through April 30, 2021.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Mid-Cap Fund Service Class	152	525	978	2,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of mid-cap companies with market capitalizations from $2.5 billion to $15 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects. The Fund seeks to accomplish its objectives by (i) employing a disciplined value approach that examines the financial and operating dynamics of a business in an attempt to identify companies whose market value differs from Royce's assessment of its intrinsic/business or current worth and, (ii) identifying what Royce believes are opportunistic situations for such undervalued companies. Such opportunistic situations may include turnarounds, companies with interrupted earnings patterns, companies with unrecognized asset values, and companies with misplaced investor concerns or underappreciated potential.
Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Mid-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010, the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell Midcap Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 13.82% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -10.76% (quarter ended 6/30/10).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Mid-Cap Fund			Dec. 31, 2009
Royce Mid-Cap Fund Russell Midcap Index	25.48%	25.48%
Royce Mid-Cap Fund Service Class	18.60%	18.60%
Royce Mid-Cap Fund Service Class After Taxes on Distributions	18.60%	18.60%
Royce Mid-Cap Fund Service Class After Taxes on Distributions and Sales	12.09%	12.09%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce European Smaller-Companies Fund
Royce European Smaller-Companies Fund
Investment Goal
Royce European Smaller-Companies Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce European Smaller-Companies Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce European Smaller-Companies Fund Service Class
Management fees		1.25%
Distribution (12b-1) fees		0.25%
Other expenses		1.07%
Acquired fund fees and expenses		0.10%
Total annual Fund operating expenses		2.67%
Fee waivers and/or expense reimbursements	[1]	(0.88%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.79%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2012 and at or below 1.99% through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce European Smaller-Companies Fund Service Class	182	626	1,096	2,397

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies located in Europe, i.e., companies that are headquartered, organized and/or whose stock principally trades in Europe, with market capitalizations up to $5 billion. Royce invests the Fund's assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies that are located in Europe with market capitalizations up to $5 billion at the time of investment. From time to time, a substantial portion of the Fund's assets may be invested in European companies located in a single country. No more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries." Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI Europe Small Core Index and the Russell Europe Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 34.11% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -28.83% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce European Smaller-Companies Fund			Dec. 29, 2006
Royce European Smaller-Companies Fund MSCI Europe Small Core Index	21.47%	(1.57%)
Royce European Smaller-Companies Fund Russell Europe Small Cap Index	17.59%	(3.51%)
Royce European Smaller-Companies Fund Service Class	35.20%	3.77%
Royce European Smaller-Companies Fund Service Class After Taxes on Distributions	35.00%	3.49%
Royce European Smaller-Companies Fund Service Class After Taxes on Distributions and Sales	23.14%	3.13%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Global Value Fund
Royce Global Value Fund
Investment Goal
Royce Global Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Global Value Fund	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fee	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Global Value Fund		Investment Class	Service Class
Management fees		1.25%	1.25%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.82%	0.34%
Acquired fund fees and expenses		0.09%	0.09%
Total annual Fund operating expenses		2.16%	1.93%
Fee waivers and/or expense reimbursements	[1]	(0.63%)	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.53%	1.78%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.44% and 1.69%, respectively, through April 30, 2012 and at or below 1.99% for the Investment Class through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for Service Class in year one and for all years for Investment Class) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Global Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	156	599	1,068	2,367
Service Class	181	592	1,028	2,242

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund's assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. (Service Class used for illustrative purposes—returns differ by Class.) The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. The Investment Class commenced operations on September 1, 2010. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Global Value Fund			Dec. 29, 2006
Royce Global Value Fund MSCI World Small Core Index	26.13%	1.58%
Royce Global Value Fund Russell Global Small Cap Index	25.30%	2.19%
Royce Global Value Fund Service Class	35.69%	10.80%
Royce Global Value Fund Service Class After Taxes on Distributions	35.57%	10.57%
Royce Global Value Fund Service Class After Taxes on Distributions and Sales	23.34%	9.25%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce International Smaller-Companies Fund
Royce International Smaller-Companies Fund
Investment Goal
Royce International Smaller-Companies Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce International Smaller-Companies Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce International Smaller-Companies Fund Service Class
Management fees		1.25%
Distribution (12b-1) fees		0.25%
Other expenses		0.85%
Acquired fund fees and expenses		0.05%
Total annual Fund operating expenses		2.40%
Fee waivers and/or expense reimbursements	[1]	(0.66%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.74%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2012 and at or below 1.99% through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce International Smaller-Companies Fund Service Class	177	611	1,071	2,345

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities issued by non-U.S. ("international") companies located outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States, with market capitalizations up to $5 billion. Royce invests the Fund's assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with market capitalizations up to $5 billion at the time of investment, and at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any international securities that it purchases.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the MSCI World ex USA Small Core Index and the Russell Global ex-U.S. Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.17% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -10.30% (quarter ended 3/31/09).
ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce International Smaller-Companies Fund			Jun. 30, 2008
Royce International Smaller-Companies Fund MSCI World ex USA Small Core Index	24.51%	3.19%
Royce International Smaller-Companies Fund Russell Global ex-U.S. Small Cap Index	24.92%	4.74%
Royce International Smaller-Companies Fund Service Class	26.45%	12.01%
Royce International Smaller-Companies Fund Service Class After Taxes on Distributions	25.69%	11.74%
Royce International Smaller-Companies Fund Service Class After Taxes on Distributions and Sales	17.79%	10.26%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Global Dividend Value Fund
Royce Global Dividend Value Fund
Investment Goals
Royce Global Dividend Value Fund's investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Global Dividend Value Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Global Dividend Value Fund Service Class
Management fees		1.25%
Distribution (12b-1) fees		0.25%
Other expenses		0.38%
Acquired fund fees and expenses	[1]	0.19%
Total annual Fund operating expenses		2.07%
Fee waivers and/or expense reimbursements	[2]	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[3]	1.88%
[1]	Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014.
[3]	Expenses have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Royce ISI Prospectus Royce Global Dividend Value Fund Service Class	191	591

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.
Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investments in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce International Premier Fund
Royce International Premier Fund
Investment Goal
Royce International Premier Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce International Premier Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce International Premier Fund Service Class
Management fees		1.25%
Distribution (12b-1) fees		0.25%
Other expenses		0.38%
Acquired fund fees and expenses	[1]	0.19%
Total annual Fund operating expenses		2.07%
Fee waivers and/or expense reimbursements	[2]	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[3]	1.88%
[1]	Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014.
[3]	Expenses have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Royce ISI Prospectus Royce International Premier Fund Service Class	191	591

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion, issued by non-U.S. ("international") companies, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. Royce looks for companies that it considers "premier"—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce International Micro-Cap Fund
Royce International Micro-Cap Fund
Investment Goal
Royce International Micro-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce International Micro-Cap Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce International Micro-Cap Fund Service Class
Management fees		1.30%
Distribution (12b-1) fees		0.25%
Other expenses		0.38%
Acquired fund fees and expenses	[1]	0.19%
Total annual Fund operating expenses		2.12%
Fee waivers and/or expense reimbursements	[2]	(0.24%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[3]	1.88%
[1]	Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014.
[3]	Expenses have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Royce ISI Prospectus Royce International Micro-Cap Fund Service Class	191	591

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities of micro-cap companies, those with stock market capitalizations up to $500 million, issued by non-U.S. ("international") companies located outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. Using its value approach, Royce generally focuses on micro-cap companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. The Fund may invest in other investment companies that invest in equity securities.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with stock market capitalizations up to $500 million, and at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Financial Services Fund
Royce Financial Services Fund
Investment Goal
Royce Financial Services Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Financial Services Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Financial Services Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		0.69%
Acquired fund fees and expenses		0.18%
Total annual Fund operating expenses		2.12%
Fee waivers and/or expense reimbursements	[1]	(0.45%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.67%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Financial Services Fund Service Class	170	621	1,098	2,416

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that are "principally" engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries and firms that primarily serve the financial services industry. Royce selects securities issued by companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Although the Fund normally focuses on securities of financial services companies with market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of larger-cap companies. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies "principally" engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions.
The prices of micro-cap, small-cap and mid-cap companies are also generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund's portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap financial services companies.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index, and the financial services sector of the Russell 2500 Index of micro-cap, small-cap and mid-cap companies.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 24.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.10% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Financial Services Fund				Dec. 31, 2003
Royce Financial Services Fund Russell 2000 Index	26.86%	4.47%	6.36%
Royce Financial Services Fund Russell 2500 Financial Services Sector	21.12%	(0.87%)	3.03%
Royce Financial Services Fund Service Class	18.45%	3.76%	6.49%
Royce Financial Services Fund Service Class After Taxes on Distributions	18.19%	3.22%	6.01%
Royce Financial Services Fund Service Class After Taxes on Distributions and Sales	12.33%	3.12%	5.54%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Select Fund I
Royce Select Fund I
Investment Goal
The investment goal of Royce Select Fund I, a fund designed for "qualified investors," is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Select Fund I Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Select Fund I Investment Class
Management fees	[1]	2.37%
Distribution (12b-1) fees		none
Dividends on securities sold short		none
Other		none
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	2.38%
[1]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (18.96% in 2010).
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has an 18.96% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Select Fund I Investment Class	258	412	581	1,070

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
Normally, the Fund invests at least 80% of its net assets in equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other ordinary operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders. The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.74% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -21.87% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus Royce Select Fund I	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	18.15%	9.24%	12.34%
Investment Class After Taxes on Distributions	17.77%	7.83%	10.63%
Investment Class After Taxes on Distributions and Sales	11.94%	7.57%	10.32%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Select Fund II
Royce Select Fund II
Investment Goal
The investment goal of Royce Select Fund II, a fund designed for "qualified investors," is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Select Fund II Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Select Fund II Investment Class
Management fees	[1]	2.47%
Distribution (12b-1) fees		none
Dividends on securities sold short		0.10%
Other		0.20%
Acquired fund fees and expenses		0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	2.80%
[1]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (19.76% in 2010).
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 19.76% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Select Fund II Investment Class	304	536	788	1,512

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce considers balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Royce may also attempt to take advantage of what it believes are opportunistic situations for undervalued securities, such as turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies.
Normally, the Fund invests at least 80% of its net assets in U.S. and/or foreign equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Royce defines "foreign" as those equity securities of companies "located" outside of the United States. A company is deemed to be "located" outside of the United States if its country of organization, its headquarters and/or the principal trading market of its stock are located outside of the United States. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 35% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund II is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 32.86% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.13% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Select Fund II				Jun. 30, 2005
Royce Select Fund II Russell 2000 Index	26.86%	4.47%	5.14%
Royce Select Fund II Investment Class	20.96%	8.72%	9.24%
Royce Select Fund II Investment Class After Taxes on Distributions	20.75%	7.79%	8.40%
Royce Select Fund II Investment Class After Taxes on Distributions and Sales	13.88%	7.05%	7.58%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Global Select Fund
Royce Global Select Fund
Investment Goal
The investment goal of Royce Global Select Fund, a fund designed for "qualified investors," is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Global Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Global Select Fund Investment Class
Management fees	[1]	3.40%
Distribution (12b-1) fees		none
Dividends on securities sold short		0.05%
Other		0.03%
Acquired fund fees and expenses		0.05%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	3.53%
[1]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (27.20% in 2010).
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 27.20% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Global Select Fund Investment Class	395	590	801	1,414

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three countries outside of the United States, i.e., countries that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. No more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise overpriced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other ordinary operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI World Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 23.54% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.04% (quarter ended 9/30/08).
ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Global Select Fund				Jun. 30, 2005
Royce Global Select Fund MSCI World Small Core Index	26.13%	4.53%	6.62%
Royce Global Select Fund Russell Global Small Cap Index	25.30%	5.87%	7.89%
Royce Global Select Fund Investment Class	33.21%	14.00%	16.02%
Royce Global Select Fund Investment Class After Taxes on Distributions	33.09%	13.15%	15.24%
Royce Global Select Fund Investment Class After Taxes on Distributions and Sales	21.58%	11.77%	13.69%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce SMid-Cap Select Fund
Royce SMid-Cap Select Fund
Investment Goal
The investment goal of Royce SMid-Cap Select Fund, a fund designed for "qualified investors," is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce SMid-Cap Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce SMid-Cap Select Fund Investment Class
Management fees	[1]	0.70%
Distribution (12b-1) fees		none
Dividends on securities sold short		none
Other		none
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	0.71%
[1]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (5.60% in 2010).
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5.60% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce SMid-Cap Select Fund Investment Class	73	212	363	804

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small-cap and mid-cap companies with market capitalizations from $500 million to $10 billion that Royce believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
Normally, the Fund invests at least 80% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $500 million and $10 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other ordinary operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce SMid-Cap Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a small-cap and/or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volume.
Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with that of the Russell 2500 Index, the Fund's benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 13.17% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -15.32% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce SMid-Cap Select Fund			Sep. 28, 2007
Royce SMid-Cap Select Fund Russell 2500 Index	26.71%	0.91%
Royce SMid-Cap Select Fund Investment Class	17.22%	2.42%
Royce SMid-Cap Select Fund Investment Class After Taxes on Distributions	17.12%	2.20%
Royce SMid-Cap Select Fund Investment Class After Taxes on Distributions and Sales	11.33%	1.98%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Opportunity Select Fund
Royce Opportunity Select Fund
Investment Goal
The investment goal of Royce Opportunity Select Fund, a fund designed for "qualified investors," is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Opportunity Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Opportunity Select Fund Investment Class
Management fees	[1]	4.01%
Distribution (12b-1) fees		none
Dividends on securities sold short		none
Other		none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any		4.01%
[1]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (32.08% in 2010).

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 32.08% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Opportunity Select Fund Investment Class	457	624	807	1,336

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the inception-to-date period, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies.
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high watermark total return. Royce is responsible for paying certain of the Fund's other operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
The Fund's opportunistic approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund had less than one year of performance as of December 31, 2010, it did not have any historical performance as of that date, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Pennsylvania Mutual Fund
Royce Pennsylvania Mutual Fund
Investment Goal
Royce Pennsylvania Mutual Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Pennsylvania Mutual Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Pennsylvania Mutual Fund	Consultant Class	R Class	K Class
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.12%	0.26%	0.61%
Total annual Fund operating expenses	1.87%	1.51%	1.61%
Fee waivers and/or expense reimbursements	none	none	(0.02%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.87%	1.51%	1.59%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the K Class's net annual operating expenses at or below 1.59% through April 30, 2012.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the K Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Pennsylvania Mutual Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	190	588	1,011	2,190
R Class	154	477	824	1,802
K Class	162	506	874	1,909

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.40% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Pennsylvania Mutual Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Consultant Class	22.66%	4.34%	9.17%
Consultant Class After Taxes on Distributions	22.66%	3.74%	8.34%
Consultant Class After Taxes on Distributions and Sales	14.73%	3.63%	7.87%
R Class	23.21%	4.80%	9.93%
K Class	23.11%	5.00%	10.04%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Heritage Fund
Royce Heritage Fund
Investment Goal
Royce Heritage Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Heritage Fund (USD $)	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Annual Trustee's Fee - applies only to GiftShare Accounts	50	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Heritage Fund		Consultant Class	R Class		K Class
Management fees		1.00%	1.00%		1.00%
Distribution (12b-1) fees		1.00%	0.50%		0.25%
Other expenses		0.36%	0.72%		0.42%
Acquired fund fees and expenses		0.04%	0.04%		0.04%
Total annual Fund operating expenses		2.40%	2.26%		1.71%
Fee waivers and/or expense reimbursements		none	(0.38%)	[1]	(0.08%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	2.40%	1.88%		1.63%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Heritage Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	243	748	1,280	2,736
R Class	191	622	1,079	2,347
K Class	166	531	921	2,013

( Exclusive of $50 annual trustee's fee per GiftShare Account. )
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations as of December 7, 2001, and the R and K Classes commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Heritage Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Consultant Class	26.22%	7.74%	9.42%
Consultant Class After Taxes on Distributions	25.78%	6.50%	7.98%
Consultant Class After Taxes on Distributions and Sales	17.61%	6.18%	7.68%
R Class	26.84%	8.68%	10.35%
K Class	27.29%	8.82%	10.42%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Total Return Fund
Royce Total Return Fund
Investment Goals
Royce Total Return Fund's investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Total Return Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Total Return Fund		Consultant Class	R Class	K Class
Management fees		0.97%	0.97%	0.97%
Distribution (12b-1) fees		1.00%	0.50%	0.25%
Other expenses		0.12%	0.24%	0.21%
Acquired fund fees and expenses		0.03%	0.03%	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[1]	2.12%	1.74%	1.46%
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Total Return Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	215	664	1,139	2,452
R Class	177	548	944	2,052
K Class	149	462	797	1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,400 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on October 16, 2001, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Total Return Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Consultant Class	22.18%	3.68%	7.96%
Consultant Class After Taxes on Distributions	22.11%	3.29%	7.54%
Consultant Class After Taxes on Distributions and Sales	14.48%	3.13%	6.95%
R Class	22.76%	4.20%	8.66%
K Class	23.08%	4.50%	8.81%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Premier Fund
Royce Premier Fund
Investment Goal
Royce Premier Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Premier Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Premier Fund	Consultant Class	R Class	K Class
Management fees	0.95%	0.95%	0.95%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.13%	0.33%	0.43%
Total annual Fund operating expenses	2.08%	1.78%	1.63%
Fee waivers and/or expense reimbursements	none	none	(0.04%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	2.08%	1.78%	1.59%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the K Class's net annual operating expenses at or below the 1.59% through April 30, 2012.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the K Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Premier Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	211	652	1,119	2,410
R Class	181	560	964	2,095
K Class	162	510	883	1,929

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers "premier"—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on June 2, 2003, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.18% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Premier Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Consultant Class	25.24%	7.11%	10.68%
Consultant Class After Taxes on Distributions	24.97%	6.43%	10.01%
Consultant Class After Taxes on Distributions and Sales	16.75%	6.01%	9.33%
R Class	25.61%	7.65%	11.29%
K Class	25.86%	7.89%	11.42%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Special Equity Fund
Royce Special Equity Fund
Investment Goal
Royce Special Equity Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce CRK Prospectus Royce Special Equity Fund Consultant Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce CRK Prospectus Royce Special Equity Fund Consultant Class
Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	0.17%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	2.17%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce CRK Prospectus Royce Special Equity Fund Consultant Class	220	679	1,164	2,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund's assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant Class has higher expenses than the Investment Class. If Consultant Class's expenses had been reflected, total returns prior to June 2, 2003 would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -15.14% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Special Equity Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Consultant Class	18.38%	6.90%	11.40%
Consultant Class After Taxes on Distributions	18.38%	6.13%	10.82%
Consultant Class After Taxes on Distributions and Sales	11.95%	5.84%	10.09%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800)-221-4268.

Royce CRK Prospectus | Royce Value Fund
Royce Value Fund
Investment Goal
Royce Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Value Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Value Fund	Consultant Class	R Class	K Class
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.18%	0.17%	0.25%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	2.18%	1.67%	1.50%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	221	682	1,169	2,513
R Class	170	526	907	1,976
K Class	153	474	818	1,791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $500 million to $5 billion that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.36% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Value Fund				Jun. 14, 2001
Royce Value Fund Russell 2000 Index	26.86%	4.47%	6.30%
Royce Value Fund Consultant Class	24.09%	6.68%	12.13%
Royce Value Fund Consultant Class After Taxes on Distributions	24.09%	6.27%	11.49%
Royce Value Fund Consultant Class After Taxes on Distributions and Sales	15.66%	5.61%	10.49%
Royce Value Fund R Class	24.81%	7.40%	12.53%
Royce Value Fund K Class	24.82%	7.27%	12.46%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce 100 Fund
Royce 100 Fund
Investment Goal
Royce 100 Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce 100 Fund	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce 100 Fund		R Class	K Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		0.50%	0.25%
Other expenses		0.71%	0.64%
Total annual Fund operating expenses		2.21%	1.89%
Fee waivers and/or expense reimbursements	[1]	(0.37%)	(0.30%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any		1.84%	1.59%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce 100 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
R Class	187	610	1,059	2,305
K Class	162	565	993	2,187

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 "outstanding" micro-cap, small-cap and/or mid-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (K Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class's expenses had been reflected, total returns prior to May 15, 2008 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) K Class

During the period shown in the bar chart, the highest return for a calendar quarter was 23.57% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.86% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce 100 Fund				Jun. 30, 2003
Royce 100 Fund Russell 2000 Index	26.86%	4.47%	9.11%
Royce 100 Fund R Class	24.26%	8.04%	12.26%
Royce 100 Fund K Class	24.55%	8.20%	12.37%
Royce 100 Fund K Class After Taxes on Distributions	24.38%	7.66%	11.70%
Royce 100 Fund K Class After Taxes on Distributions and Sales	16.18%	6.93%	10.68%

The table also presents the impact of taxes on the Fund's returns (K Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Low-Priced Stock Fund
Royce Low-Priced Stock Fund
Investment Goal
Royce Low-Priced Stock Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Low-Priced Stock Fund	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Low-Priced Stock Fund		R Class	K Class
Management fees		1.13%	1.13%
Distribution (12b-1) fees		0.50%	0.25%
Other expenses		0.58%	0.40%
Acquired fund fees and expenses		0.04%	0.04%
Total annual Fund operating expenses		2.25%	1.82%
Fee waivers and/or expense reimbursements	[1]	(0.37%)	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.88%	1.63%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Low-Priced Stock Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
R Class	191	622	1,079	2,347
K Class	166	554	967	2,122

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund's portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of low-priced, small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (R Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class's expenses had been reflected, total returns prior to May 21, 2007 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) R Class

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -26.00% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Low-Priced Stock Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
R Class	31.00%	9.23%	11.32%
R Class After Taxes on Distributions	30.76%	8.19%	10.57%
R Class After Taxes on Distributions and Sales	20.46%	7.70%	9.90%
K Class	31.44%	9.45%	11.43%

The table also presents the impact of taxes on the Fund's returns (R Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Opportunity Fund
Royce Opportunity Fund
Investment Goal
Royce Opportunity Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Opportunity Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Opportunity Fund		Consultant Class	R Class		K Class
Management fees		1.00%	1.00%		1.00%
Distribution (12b-1) fees		1.00%	0.50%		0.25%
Other expenses		0.29%	1.38%		0.38%
Acquired fund fees and expenses		0.01%	0.01%		0.01%
Total annual Fund operating expenses		2.30%	2.89%		1.64%
Fee waivers and/or expense reimbursements		none	(1.04%)	[1]	(0.04%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	2.30%	1.85%		1.60%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	233	718	1,230	2,636
R Class	188	613	1,064	2,315
K Class	163	513	888	1,940

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
The Fund's opportunistic value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Opportunity Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Consultant Class	32.33%	5.20%	10.32%
Consultant Class After Taxes on Distributions	32.33%	4.17%	9.28%
Consultant Class After Taxes on Distributions and Sales	21.02%	4.27%	8.94%
R Class	32.96%	5.85%	10.66%
K Class	33.25%	6.26%	10.87%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Value Plus Fund
Royce Value Plus Fund
Investment Goal
Royce Value Plus Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Value Plus Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Value Plus Fund	Consultant Class	R Class		K Class
Management fees	0.98%	0.98%		0.98%
Distribution (12b-1) fees	1.00%	0.50%		0.25%
Other expenses	0.18%	1.27%		0.65%
Total annual Fund operating expenses	2.16%	2.75%		1.88%
Fee waivers and/or expense reimbursements	none	(0.91%)	[1]	(0.29%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	2.16%	1.84%		1.59%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Value Plus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	219	676	1,159	2,493
R Class	187	610	1,059	2,305
K Class	162	563	989	2,177

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce's value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.
Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Value Plus Fund				Jun. 14, 2001
Royce Value Plus Fund Russell 2000 Index	26.86%	4.47%	6.30%
Royce Value Plus Fund Consultant Class	18.85%	3.38%	12.93%
Royce Value Plus Fund Consultant Class After Taxes on Distributions	18.85%	2.94%	12.23%
Royce Value Plus Fund Consultant Class After Taxes on Distributions and Sales	12.25%	2.71%	11.21%
Royce Value Plus Fund R Class	19.34%	3.94%	13.25%
Royce Value Plus Fund K Class	19.55%	4.12%	13.35%

The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Micro-Cap Fund
Royce Micro-Cap Fund
Investment Goal
Royce Micro-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce CRK Prospectus Royce Micro-Cap Fund Consultant Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce CRK Prospectus Royce Micro-Cap Fund Consultant Class
Management fees		1.30%
Distribution (12b-1) fees		1.00%
Other expenses		0.13%
Acquired fund fees and expenses		0.04%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[1]	2.47%
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce CRK Prospectus Royce Micro-Cap Fund Consultant Class	250	770	1,316	2,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus Royce Micro-Cap Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Russell Microcap Index	28.89%	1.19%	7.38%
Consultant Class	28.85%	8.34%	11.57%
Consultant Class After Taxes on Distributions	28.62%	6.95%	10.36%
Consultant Class After Taxes on Distributions and Sales	18.88%	6.71%	9.88%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Global Value Fund
Royce Global Value Fund
Investment Goal
Royce Global Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Global Value Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Global Value Fund		Consultant Class		R Class		K Class
Management fees		1.25%		1.25%		1.25%
Distribution (12b-1) fees		1.00%		0.50%		0.25%
Other expenses		0.34%		0.34%		0.34%
Acquired fund fees and expenses	[1]	0.09%		0.09%		0.09%
Total annual Fund operating expenses		2.68%		2.18%		1.93%
Fee waivers and/or expense reimbursements		(0.15%)	[2]	(0.10%)	[3]	(0.10%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[4]	2.53%		2.08%		1.83%
[1]	Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investment in mutual funds, hedge funds, private equity funds and other investment companies.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class's net annual operating expenses at or below 2.44% through April 30, 2012.
[3]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.99% and 1.74%, respectively, through April 30, 2013.
[4]	Expenses have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Global Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	256	818	1,407	3,001
R Class	211	673	1,160	2,506
K Class	186	596	1,033	2,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund's assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce CRK Prospectus	1 Year	Since Inception	Inception Date
Royce Global Value Fund			Dec. 29, 2006
Royce Global Value Fund MSCI World Small Core Index	26.13%	1.58%
Royce Global Value Fund Russell Global Small Cap Index	25.30%	2.19%
Royce Global Value Fund Service Class	35.69%	10.80%
Royce Global Value Fund Service Class After Taxes on Distributions	35.57%	10.57%
Royce Global Value Fund Service Class After Taxes on Distributions and Sales	23.34%	9.25%

The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Global Value Fund | Consultant Class
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the Consultant Class's inception date is after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. Because the Consultant Class's inception date is after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher expenses than the Service Class. If Consultant Class expenses had been reflected, total returns would have been lower.

Royce CRK Prospectus | Royce Global Value Fund | R Class
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the R and K Classes' inception dates are after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. Because the R and K Classes' inception dates are after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The R and K Classes have higher expenses than the Service Class. If R and K Class expenses had been reflected, total returns would have been lower.

Royce CRK Prospectus | Royce Global Value Fund | K Class
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the R and K Classes' inception dates are after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. Because the R and K Classes' inception dates are after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The R and K Classes have higher expenses than the Service Class. If R and K Class expenses had been reflected, total returns would have been lower.

Royce W Class Prospectus | Royce Total Return Fund
Royce Total Return Fund
Investment Goals
Royce Total Return Fund's investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce W Class Prospectus Royce Total Return Fund W Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce W Class Prospectus Royce Total Return Fund W Class
Management fees		0.97%
Distribution (12b-1) fees		none
Other expenses		0.12%
Acquired fund fees and expenses		0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[1]	1.12%
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce W Class Prospectus Royce Total Return Fund W Class	114	356	617	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,400 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.11% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce W Class Prospectus Royce Total Return Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
W Class	23.44%	4.72%	8.93%
W Class After Taxes on Distributions	23.19%	4.12%	8.31%
W Class After Taxes on Distributions and Sales	15.50%	3.97%	7.75%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce W Class Prospectus | Royce Premier Fund
Royce Premier Fund
Investment Goal
Royce Premier Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce W Class Prospectus Royce Premier Fund W Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce W Class Prospectus Royce Premier Fund W Class
Management fees	0.95%
Distribution (12b-1) fees	none
Other expenses	0.07%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	1.02%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce W Class Prospectus Royce Premier Fund W Class	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers "premier"—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.03% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.94% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce W Class Prospectus Royce Premier Fund	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
W Class	26.61%	8.24%	11.61%
W Class After Taxes on Distributions	26.36%	7.51%	10.92%
W Class After Taxes on Distributions and Sales	17.62%	6.96%	10.16%

The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.